Segment Information	12 Months Ended
Sep. 01, 2016
Segment Reporting [Abstract]
Segment Information
Segment Information

Segment information reported herein is consistent with how it is reviewed and evaluated by our chief operating decision maker. We have the following four business units, which are our reportable segments:

Compute and Networking Business Unit ("CNBU"): Includes memory products sold into compute, networking, graphics, and cloud server markets.
Storage Business Unit ("SBU"): Includes memory products sold into enterprise, client, cloud, and removable storage markets. SBU also includes products sold to Intel through our IMFT joint venture.
Mobile Business Unit ("MBU"): Includes memory products sold into smartphone, tablet, and other mobile-device markets.
Embedded Business Unit ("EBU"): Includes memory products sold into automotive, industrial, connected home, and consumer electronics markets.

Certain operating expenses directly associated with the activities of a specific segment are charged to that segment. Other indirect operating expenses (income) are generally allocated to segments based on their respective percentage of cost of goods sold or forecasted wafer production. In the first quarter of 2017, we revised the measure of segment profitability reviewed by our chief operating decision maker and, as a result, certain items are no longer allocated to our business units. All periods have been revised to reflect these changes. Items not allocated are identified below.

We do not identify or report internally our assets or capital expenditures by segment, nor do we allocate gains and losses from equity method investments, interest, other non-operating income or expense items, or taxes to segments.

For the year ended	2016	2015	2014
Net sales
CNBU	$4,529	$6,725	$7,333
SBU	3,262	3,687	3,480
MBU	2,569	3,692	3,627
EBU	1,939	1,999	1,774
All Other	100	89	144
	$12,399	$16,192	$16,358

Operating income (loss)
CNBU	$(25)	$1,549	$2,080
SBU	(123)	(39)	328
MBU	97	1,166	857
EBU	473	459	370
All Other	28	44	81
	450	3,179	3,716

Unallocated
Flow-through of inventory step-up	—	—	(153)
Stock-based compensation	(191)	(167)	(114)
Restructure and asset impairments	(67)	(3)	(40)
Rambus settlement	—	—	(233)
Other	(24)	(11)	(89)
	(282)	(181)	(629)

Operating income	$168	$2,998	$3,087

Depreciation and amortization expense included in operating income was as follows:

For the year ended	2016	2015	2014
CNBU	$1,141	$1,053	$874
SBU	844	761	495
MBU	580	512	473
EBU	379	321	225
All Other	20	9	13
Unallocated	16	11	23
	$2,980	$2,667	$2,103